Mining Interests - Owned By Subsidiaries - Summary of Carrying Amount of Mining Interests by Property Owned by Subsidiaries (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	$ 17,311	$ 17,565
Eleonore [member] | Les Mines Opinaca Ltee [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	2,596	2,643
Musselwhite [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	507	477
Porcupine [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	977	872
Red Lake [member] | Red Lake Gold Mines Ontario Partnership [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	1,396	2,260
Coffee [member] | Kaminak Gold Corporation [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	434	399
Penasquito [member] | Minera Penasquito S.A. de C.V. and Camino Rojo S.A. de C.V. [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	7,852	7,603
Cerro Negro [member] | Oroplata S.A [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	2,911	3,166
Norte Abierto [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	548
Corporate and other [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	90	145
Mining properties [member] | Depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	7,815	6,888
Mining properties [member] | Non-depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	3,063	2,160
Mining properties [member] | Non-depletable exploration potential [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	2,915	4,962
Mining properties [member] | Eleonore [member] | Depletable reserves and resources [member] | Les Mines Opinaca Ltee [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	1,590
Mining properties [member] | Eleonore [member] | Non-depletable reserves and resources [member] | Les Mines Opinaca Ltee [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	85
Mining properties [member] | Musselwhite [member] | Depletable reserves and resources [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	292
Mining properties [member] | Musselwhite [member] | Non-depletable reserves and resources [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	16
Mining properties [member] | Musselwhite [member] | Non-depletable exploration potential [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	28
Mining properties [member] | Porcupine [member] | Depletable reserves and resources [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	398
Mining properties [member] | Porcupine [member] | Non-depletable reserves and resources [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	440
Mining properties [member] | Red Lake [member] | Depletable reserves and resources [member] | Red Lake Gold Mines Ontario Partnership [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	520
Mining properties [member] | Red Lake [member] | Non-depletable reserves and resources [member] | Red Lake Gold Mines Ontario Partnership [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	457
Mining properties [member] | Red Lake [member] | Non-depletable exploration potential [member] | Red Lake Gold Mines Ontario Partnership [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	198
Mining properties [member] | Coffee [member] | Non-depletable reserves and resources [member] | Kaminak Gold Corporation [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	432
Mining properties [member] | Penasquito [member] | Depletable reserves and resources [member] | Minera Penasquito S.A. de C.V. and Camino Rojo S.A. de C.V. [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	3,760
Mining properties [member] | Penasquito [member] | Non-depletable reserves and resources [member] | Minera Penasquito S.A. de C.V. and Camino Rojo S.A. de C.V. [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	1,031
Mining properties [member] | Penasquito [member] | Non-depletable exploration potential [member] | Minera Penasquito S.A. de C.V. and Camino Rojo S.A. de C.V. [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	1,859
Mining properties [member] | Cerro Negro [member] | Depletable reserves and resources [member] | Oroplata S.A [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	1,255
Mining properties [member] | Cerro Negro [member] | Non-depletable reserves and resources [member] | Oroplata S.A [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	56
Mining properties [member] | Cerro Negro [member] | Non-depletable exploration potential [member] | Oroplata S.A [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	830
Mining properties [member] | Norte Abierto [member] | Non-depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	546
Plant and equipment [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	3,518	$ 3,555
Plant and equipment [member] | Eleonore [member] | Les Mines Opinaca Ltee [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	921
Plant and equipment [member] | Musselwhite [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	171
Plant and equipment [member] | Porcupine [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	139
Plant and equipment [member] | Red Lake [member] | Red Lake Gold Mines Ontario Partnership [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	221
Plant and equipment [member] | Coffee [member] | Kaminak Gold Corporation [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	2
Plant and equipment [member] | Penasquito [member] | Minera Penasquito S.A. de C.V. and Camino Rojo S.A. de C.V. [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	1,202
Plant and equipment [member] | Cerro Negro [member] | Oroplata S.A [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	770
Plant and equipment [member] | Norte Abierto [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	2
Plant and equipment [member] | Corporate and other [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	$ 90